Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments Under Non-Cancelable Operating Leases
Future minimum payments at December 31, 2013, under non-cancelable operating leases with terms in excess of one year are summarized below:

Operating leases
(In thousands)
2014	$20,582
2015	14,209
2016	10,526
2017	8,200
2018	6,203
Thereafter	9,884
Total minimum lease payments	$69,604